Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
Schedule of fixed non cancelable time charter contracts	Period Amount Year 1 $ 127,297 Year 2 24,629 Year 3 9,454 Year 4 725 Total $ 162,105